CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Project expenses	$ 12,853	$ 5,966
General and administrative	54,733	11,637
Research and development	133	0
Depreciation expense	112	31
Total operating expenses	67,831	17,634
Income (loss) from operations	(67,831)	(17,634)
Non-operating income (expense)
Other income	65	45
Interest income	3	9
Interest expense	(6)	(5)
Net foreign exchange gain (loss)	1,056	(1,668)
Total non-operating income (expense)	1,118	(1,619)
Income (loss) before income taxes	(66,713)	(19,253)
Income tax provision (benefit)
Current	0	0
Deferred	0	0
Total income tax provision (benefit)	0	0
Net income (loss)	$ (66,713)	$ (19,253)
Earnings Per Share, Basic	$ (1.63)	$ (0.56)
Earnings Per Share, Diluted	$ (1.63)	$ (0.56)
Weighted Average Number of Shares Outstanding, Basic	40,807	34,175
Weighted Average Number of Shares Outstanding, Diluted	40,807	34,175
Comprehensive income (loss):
Net income (loss)	$ (66,713)	$ (19,253)
Reporting currency translation gain (loss)	(1,417)	1,916
Comprehensive income (loss)	$ (68,130)	$ (17,337)